Schedule of Investments (unaudited)
January 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Angola — 0.1%
Azule Energy Finance PLC, 8.13%, 01/23/30(a)	$600	$607,920
Argentina — 0.9%
Telecom Argentina SA, 9.50%, 07/18/31(b)	500	517,500
Vista Energy Argentina SAU, 7.63%, 12/10/35(a)(c)	400	391,900
YPF SA
6.95%, 07/21/27(b)	402	404,412
7.00%, 09/30/33(b)	350	340,156
7.00%, 12/15/47(b)	325	284,180
8.25%, 01/17/34(a)	700	701,750
8.75%, 09/11/31(b)	300	309,450
9.00%, 06/30/29(b)	500	521,094
9.50%, 01/17/31(b)	450	476,033
		3,946,475
Azerbaijan — 0.3%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(b)	1,200	1,212,600
Bahrain — 0.2%
AUB Sukuk Ltd., 2.62%, 09/09/26(b)	200	191,126
BBK BSC, 6.88%, 06/06/29(b)	200	202,688
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(b)	400	395,500
		789,314
Brazil — 7.5%
3R Lux SARL, 9.75%, 02/05/31(b)	400	416,884
Acu Petroleo Luxembourg SARL, 7.50%, 01/13/32(b)	277	276,361
Aegea Finance SARL
6.75%, 05/20/29(b)	400	390,920
9.00%, 01/20/31(b)	400	416,625
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(b)	400	382,900
Ambipar Lux SARL, 9.88%, 02/06/31(b)	400	400,740
Azul Secured Finance LLP
10.88%, 08/28/30(a)	381	251,923
11.93%, 08/28/28(a)	640	597,346
12.61%, 01/28/30(a)	203	230,989
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(b)	400	354,416
Banco Bradesco SA/Cayman Islands
4.38%, 03/18/27(b)(c)	400	393,388
6.50%, 01/22/30(a)	400	406,616
Banco BTG Pactual SA/Cayman Islands
5.75%, 01/22/30(b)	200	196,000
6.25%, 04/08/29(b)	400	405,100
Banco do Brasil SA
3.25%, 09/30/26(b)	400	388,464
4.88%, 01/11/29(b)	400	383,700
6.00%, 03/18/31(b)	400	396,080
6.25%, 04/18/30(b)	600	601,800
8.75%, (10-year CMT + 4.398%)(b)(d)(e)	1,000	1,006,560
Braskem America Finance Co., 7.13%, 07/22/41(b)(c)	400	334,280
Braskem Netherlands Finance BV
4.50%, 01/10/28(b)	800	744,240
4.50%, 01/31/30(b)(c)	800	684,440
5.88%, 01/31/50(b)	400	277,624
7.25%, 02/13/33(b)	800	750,000
8.00%, 10/15/34(b)	400	386,800
8.50%, 01/12/31(b)	600	610,590
BRF SA
4.88%, 01/24/30(b)	400	373,570
5.75%, 09/21/50(b)	400	325,000
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30(b)	400	363,560
6.50%, 01/11/35(b)	600	568,950
Cosan Luxembourg SA
5.50%, 09/20/29(b)	400	381,800
7.25%, 06/27/31(b)	400	403,280
7.50%, 06/27/30(b)	400	409,120
Cosan Overseas Ltd., 8.25%(b)(d)	200	200,560
Security	Par (000)	Value
Brazil (continued)
CSN Inova Ventures, 6.75%, 01/28/28(b)	$600	$570,150
CSN Resources SA
4.63%, 06/10/31(b)	600	469,020
5.88%, 04/08/32(b)	400	326,298
8.88%, 12/05/30(b)	400	394,880
FS Luxembourg SARL, 8.88%, 02/12/31(b)	400	407,500
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/31, (5-year CMT + 3.446%)(b)(c)(e)	400	393,000
4.63%, (5-year CMT + 3.222%)(b)(d)(e)	200	199,750
7.86%, (5-year CMT + 3.863%)(b)(d)(e)	400	402,540
Klabin Austria GmbH
3.20%, 01/12/31(b)	400	339,560
5.75%, 04/03/29(b)	400	396,720
7.00%, 04/03/49(b)	400	401,440
LD Celulose International GmbH, 7.95%, 01/26/32(b)	400	408,076
MARB BondCo PLC, 3.95%, 01/29/31(b)	800	678,768
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)	1,105	938,374
MercadoLibre Inc., 3.13%, 01/14/31(c)	400	348,016
Minerva Luxembourg SA
4.38%, 03/18/31(b)	800	687,824
8.88%, 09/13/33(b)	600	631,500
Movida Europe SA, 7.85%, 04/11/29(b)	400	340,252
NewCo Holding USD 20 SARL, 9.38%, 11/07/29(b)	400	406,252
Petrobras Global Finance BV
5.50%, 06/10/51	400	307,000
5.60%, 01/03/31(c)	575	563,787
6.00%, 01/27/28(c)	600	607,762
6.00%, 01/13/35(c)	650	609,960
6.50%, 07/03/33(c)	550	552,667
6.75%, 01/27/41(c)	400	385,548
6.85%	900	806,175
6.88%, 01/20/40(c)	450	440,528
7.25%, 03/17/44(c)	516	514,880
7.38%, 01/17/27	400	414,876
Petrorio Luxembourg Holding SARL, 6.13%, 06/09/26(b)	400	399,680
Rede D'or Finance SARL
4.50%, 01/22/30(b)(c)	500	454,735
4.95%, 01/17/28(b)	200	193,688
Rumo Luxembourg SARL
4.20%, 01/18/32(b)	400	340,520
5.25%, 01/10/28(b)	200	195,438
Samarco Mineracao SA, 9.00%, 06/30/31, (9.00% PIK)(b)(f)	2,515	2,433,086
Simpar Europe SA, 5.20%, 01/26/31(b)	400	291,500
Trident Energy Finance PLC, 12.50%, 11/30/29(b)	400	420,280
Usiminas International SARL, 7.50%, 01/27/32(a)	200	198,570
XP Inc., 6.75%, 07/02/29(b)	400	398,284
Yinson Boronia Production BV, 8.95%, 07/31/42(b)	595	618,496
		34,598,006
Burkina Faso — 0.0%
Endeavour Mining PLC, 5.00%, 10/14/26(b)	200	194,690
Cayman Islands — 0.3%
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.201%)(b)(d)(e)	600	613,500
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(b)	600	601,974
		1,215,474
Chile — 0.7%
AES Andes SA, 8.15%, 06/10/55, (5-year CMT + 3.835%)(b)(e)	400	407,292
Agrosuper SA, 4.60%, 01/20/32(b)	350	316,204
Banco de Credito e Inversiones SA
7.50%, , (5-year CMT + 3.767%)(b)(d)(e)	200	196,350
8.75%, (5-year CMT + 4.944%)(b)(d)(e)	400	418,600
Falabella SA, 3.38%, 01/15/32(b)	400	331,800

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chile (continued)
Latam Airlines Group SA
7.88%, 04/15/30(b)	$855	$859,275
13.38%, 10/15/29(b)	400	454,772
Telefonica Moviles Chile SA, 3.54%, 11/18/31(b)	300	231,075
		3,215,368
China — 2.3%
Bank of Communications Co. Ltd., 3.80%, (5-year CMT + 3.345%)(b)(d)(e)	1,600	1,583,840
Fortune Star BVI Ltd.
5.00%, 05/18/26(b)	400	385,000
5.05%, 01/27/27(b)	400	376,624
Franshion Brilliant Ltd.
4.25%, 07/23/29(b)	400	334,828
6.00%, (5-year CMT + 5.584%)(b)(d)(e)	200	194,562
GLP China Holdings Ltd., 2.95%, 03/29/26(b)	600	525,294
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(b)	600	580,500
4.75%, 04/27/27(b)	600	591,000
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(b)	400	382,125
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(b)(d)(e)	3,900	3,792,750
Longfor Group Holdings Ltd.
3.95%, 09/16/29(b)	600	442,500
4.50%, 01/16/28(b)	200	162,144
Sunac China Holdings Ltd.
6.25%, 09/30/27, (5.25% Cash and 6.25% PIK)(b)(f)(g)(h)	1,064	90,928
6.75%, 09/30/28, (5.75% cash and 6.75% PIK)(b)(f)	450	38,475
6.75%, 09/30/28, (5.75% Cash and 6.75% PIK)(b)(f)(g)(h)	207	17,677
7.00%, 09/30/29, (12.00% PIK)(b)(f)(g)(h)	1,285	104,290
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(b)	600	385,530
West China Cement Ltd., 4.95%, 07/08/26(b)	400	296,876
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(b)	400	379,376
		10,664,319
Colombia — 2.9%
ABRA Global Finance, 14.00%, 10/22/29(b)	406	397,629
AI Candelaria Spain SA, 5.75%, 06/15/33(b)	400	331,000
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)	950	939,906
Banco Davivienda SA, 6.65%, (10-year CMT + 5.097%)(b)(d)(e)	200	178,560
Banco de Bogota SA, 6.25%, 05/12/26(b)	600	600,750
Bancolombia SA, 8.63%, 12/24/34, (5-year CMT + 4.320%)(e)	600	627,000
Canacol Energy Ltd., 5.75%, 11/24/28(b)	200	118,500
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(b)	200	171,200
Ecopetrol SA
4.63%, 11/02/31(c)	700	582,785
5.88%, 05/28/45(c)	1,240	867,876
5.88%, 11/02/51	450	306,450
6.88%, 04/29/30(c)	1,200	1,180,956
7.38%, 09/18/43(c)	500	430,000
7.75%, 02/01/32	1,100	1,078,000
8.38%, 01/19/36(c)	1,150	1,116,075
8.63%, 01/19/29	750	794,243
8.88%, 01/13/33	1,450	1,489,947
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(b)	400	345,800
Geopark Ltd., 8.75%, 01/31/30(a)	400	396,800
Gran Tierra Energy Inc., 9.50%, 10/15/29(b)	400	377,000
Grupo Aval Ltd., 4.38%, 02/04/30(b)	600	535,380
SierraCol Energy Andina LLC, 6.00%, 06/15/28(b)	400	370,600
		13,236,457
Congo, The Democratic Republic — 0.1%
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	400	400,820
Security	Par (000)	Value
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(b)	$400	$415,252
Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(b)	400	404,160
Ghana — 0.2%
Kosmos Energy Ltd., 8.75%, 10/01/31(b)	200	190,750
Tullow Oil PLC, 10.25%, 05/15/26(b)	808	733,559
		924,309
Guatemala — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(b)	700	665,700
CT Trust, 5.13%, 02/03/32(b)	400	358,380
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)	400	384,000
Millicom International Cellular SA
4.50%, 04/27/31(b)	600	529,440
6.25%, 03/25/29(b)	360	356,321
		2,293,841
Hong Kong — 1.8%
Bank of Communications Hong Kong Ltd., 3.73%, (5-year CMT + 2.525%)(b)(d)(e)	250	249,375
Bank of East Asia Ltd. (The), 5.83%, (5-year CMT + 5.527%)(b)(d)(e)	500	489,065
CAS Capital No. 1 Ltd., 4.00%, (5-year CMT + 3.642%)(b)(d)(e)	600	576,750
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(b)	400	398,000
China CITIC Bank International Ltd.
3.25%, (5-year CMT + 2.530%)(b)(d)(e)	500	486,250
4.80%, (5-year CMT + 2.104%)(b)(d)(e)	250	248,437
FWD Group Holdings Ltd.
8.05%, (5-year CMT + 4.865%)(b)(d)(e)	400	398,750
8.40%, 04/05/29(b)	600	629,130
Li & Fung Ltd., 5.25%(b)(d)	400	190,876
Melco Resorts Finance Ltd.
5.25%, 04/26/26(b)	300	297,375
5.38%, 12/04/29(b)	800	734,304
5.63%, 07/17/27(b)(c)	400	390,375
5.75%, 07/21/28(b)	600	573,564
7.63%, 04/17/32(b)	400	399,252
Nanyang Commercial Bank Ltd., 6.50%, (5-year CMT + 3.509%)(b)(d)(e)	500	504,455
NWD Finance BVI Ltd.
4.13%, (5-year CMT + 5.858%)(b)(d)(e)	600	130,176
4.80%(b)(d)	400	72,324
5.25%, (5-year CMT + 7.889%)(b)(d)(e)	800	204,000
6.25%(b)(d)	600	130,500
NWD MTN Ltd., 4.13%, 07/18/29(b)	600	268,410
PCPD Capital Ltd., 5.13%, 06/18/26(b)	600	523,128
Seaspan Corp., 5.50%, 08/01/29(b)	400	368,500
		8,262,996
Hungary — 0.1%
OTP Bank Nyrt, 8.75%, 05/15/33, (5-year CMT + 5.060%)(b)(e)	400	421,124
India — 2.3%
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.315%)(b)(d)(e)	400	383,240
Biocon Biologics Global PLC, 6.67%, 10/09/29(b)	600	583,200
CA Magnum Holdings, 5.38%, 10/31/26(b)	600	587,400
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(b)	391	403,238
Delhi International Airport Ltd.
6.13%, 10/31/26(b)	400	401,600
6.45%, 06/04/29(b)	200	203,250
Greenko Dutch BV, 3.85%, 03/29/26(b)	537	523,521

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
India (continued)
Greenko Power II Ltd., 4.30%, 12/13/28(b)	$506	$474,641
HDFC Bank Ltd., 3.70%, (5-year CMT + 2.925%)(b)(d)(e)	600	573,300
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(b)	400	403,500
JSW Hydro Energy Ltd., 4.13%, 05/18/31(b)	443	396,591
JSW Steel Ltd.
3.95%, 04/05/27(b)	400	383,320
5.05%, 04/05/32(b)	200	179,950
Muthoot Finance Ltd., 7.13%, 02/14/28(b)	400	406,875
Network i2i Ltd.
3.98%, (5-year CMT + 3.390%)(b)(d)(e)	400	389,300
5.65%, (5-year CMT + 4.274%)(b)(d)(e)	600	598,687
Periama Holdings LLC/DE, 5.95%, 04/19/26(b)	400	399,125
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(b)	400	372,300
Shriram Finance Ltd.
6.15%, 04/03/28(b)	200	197,750
6.63%, 04/22/27(b)	600	603,300
UPL Corp. Ltd., 4.63%, 06/16/30(b)	400	349,250
Vedanta Resources Finance II PLC
9.25%, 04/23/26(b)	200	201,312
9.48%, 07/24/30(a)	200	199,860
9.85%, 04/24/33(a)	400	402,880
10.88%, 09/17/29(b)	800	832,200
11.25%, 12/03/31(a)	200	212,250
		10,661,840
Indonesia — 0.3%
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(b)	600	586,275
4.30%, (5-year CMT + 3.466%)(b)(d)(e)	200	190,000
Garuda Indonesia Persero Tbk PT, 6.50%, 12/28/31(b)	462	295,710
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(b)	250	264,775
		1,336,760
Israel — 1.8%
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(b)	350	346,500
5.38%, 03/30/28(a)(b)	325	311,187
5.88%, 03/30/31(a)(b)	400	368,000
8.50%, 09/30/33(a)(b)	500	515,160
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(b)	350	345,625
6.75%, 06/30/30(a)(b)	375	366,799
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	500	500,625
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(c)	1,700	1,643,577
4.10%, 10/01/46	1,250	910,550
4.75%, 05/09/27(c)	700	689,290
5.13%, 05/09/29(c)	800	782,000
6.75%, 03/01/28(c)	800	820,424
7.88%, 09/15/29	300	323,505
8.13%, 09/15/31	300	334,746
		8,257,988
Jamaica — 0.2%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00%, 05/25/27, (2.25% PIK)(f)	809	806,647
Kazakhstan — 0.2%
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/30(b)	400	340,752
4.00%, 08/15/26(b)(c)	600	583,800
		924,552
Security	Par (000)	Value
Kuwait — 0.1%
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(b)	$400	$368,000
4.50%, 02/23/27(b)	200	179,400
		547,400
Luxembourg — 0.3%
Altice Financing SA
5.00%, 01/15/28(b)	700	565,390
5.75%, 08/15/29(b)	1,200	934,308
		1,499,698
Macau — 0.9%
Champion Path Holdings Ltd., 4.85%, 01/27/28(b)	200	191,000
MGM China Holdings Ltd.
4.75%, 02/01/27(b)	400	391,625
5.88%, 05/15/26(b)	400	399,500
7.13%, 06/26/31(b)	400	408,284
Studio City Finance Ltd.
5.00%, 01/15/29(b)	600	546,750
6.50%, 01/15/28(b)	400	390,000
Wynn Macau Ltd.
5.13%, 12/15/29(b)	600	559,386
5.50%, 10/01/27(b)	400	391,500
5.63%, 08/26/28(b)	800	773,000
		4,051,045
Mexico — 7.9%
Alsea SAB de CV, 7.75%, 12/14/26(b)	200	202,106
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.643%)(b)(d)(e)	200	191,000
6.63%, (10-year CMT + 5.034%)(b)(d)(e)	400	357,900
7.50%, (10-year CMT + 5.470%)(b)(c)(d)(e)	400	385,680
7.63%, (10-year CMT + 5.353%)(b)(e)	400	394,116
8.38%, , (5-year CMT + 4.072%)(b)(d)(e)	400	395,800
8.38%, (10-year CMT + 7.760%)(b)(d)(e)	400	400,519
8.75%, , (10-year CMT + 4.299%)(b)(d)(e)	400	396,200
BBVA Bancomer SA/Texas
5.13%, 01/18/33, (5-year CMT + 2.650%)(b)(e)	600	558,000
5.88%, 09/13/34, (5-year CMT + 4.308%)(b)(e)	350	330,313
8.13%, 01/08/39, (5-year CMT + 4.214%)(b)(e)	600	607,500
8.45%, 06/29/38, (5-year CMT + 4.661%)(b)(e)	600	619,650
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(b)	741	738,609
10.38%, 11/15/30(b)	571	569,447
Braskem Idesa SAPI
6.99%, 02/20/32(b)	700	544,691
7.45%, 11/15/29(b)(c)	600	502,050
Cemex SAB de CV, 9.13%, (5-year CMT + 5.157%)(b)(d)(e)	700	721,175
Cemex SAB De CV, 5.13%, (5-year CMT + 4.534%)(b)(c)(d)(e)	500	494,355
Grupo Aeromexico SAB de CV
8.25%, 11/15/29(b)	200	198,750
8.63%, 11/15/31(b)	400	399,500
Nemak SAB de CV, 3.63%, 06/28/31(b)	200	153,370
Petroleos Mexicanos
5.35%, 02/12/28	1,200	1,093,680
5.95%, 01/28/31	2,400	2,009,640
6.35%, 02/12/48(c)	900	592,695
6.38%, 01/23/45(c)	700	464,100
6.49%, 01/23/27	998	964,317
6.50%, 03/13/27	2,460	2,373,654
6.50%, 01/23/29(c)	825	765,806
6.50%, 06/02/41(c)	950	668,268
6.63%, 06/15/35(c)	1,750	1,376,375
6.70%, 02/16/32	4,250	3,684,537
6.75%, 09/21/47(c)	3,300	2,258,850
6.84%, 01/23/30	1,450	1,315,005
6.88%, 08/04/26	1,580	1,554,562
6.95%, 01/28/60(c)	2,300	1,578,467

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
7.69%, 01/23/50	$4,900	$3,655,400
8.75%, 06/02/29(c)	1,100	1,088,945
10.00%, 02/07/33(c)	1,100	1,131,790
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28(b)	400	339,000
		36,075,822
Moldova — 0.1%
Aragvi Finance International DAC, 11.13%, 11/20/29(b)	400	394,000
Morocco — 0.5%
OCP SA
3.75%, 06/23/31(b)	400	348,500
5.13%, 06/23/51(b)	600	453,534
6.75%, 05/02/34(b)	800	814,000
6.88%, 04/25/44(b)	400	386,000
7.50%, 05/02/54(b)	400	404,500
		2,406,534
Netherlands — 0.1%
VEON Holdings BV, 3.38%, 11/25/27(b)	600	533,250
Nigeria — 0.4%
Access Bank PLC
6.13%, 09/21/26(b)	200	194,268
9.13%, (5-year CMT + 8.070%)(b)(d)(e)	400	393,524
IHS Holding Ltd.
6.25%, 11/29/28(b)	200	189,688
7.88%, 05/29/30(b)	400	392,000
8.25%, 11/29/31(b)	400	392,000
SEPLAT Energy PLC, 7.75%, 04/01/26(b)	400	397,892
		1,959,372
Oman — 0.4%
Bank Muscat SAOG, 4.75%, 03/17/26(b)	400	395,624
EDO Sukuk Ltd., 5.88%, 09/21/33(b)	650	656,448
Otel Sukuk Ltd., 5.38%, 01/24/31(b)	200	198,750
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(b)	450	461,813
		1,712,635
Panama — 0.4%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(b)	759	658,422
C&W Senior Finance Ltd., 6.88%, 09/15/27(b)	370	367,854
Sable International Finance Ltd., 7.13%, 10/15/32(b)	600	585,750
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(b)	400	363,000
		1,975,026
Paraguay — 0.0%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(b)(i)	277	212,716
Peru — 0.9%
Banco de Credito del Peru SA
3.13%, 07/01/30, (5-year CMT + 3.000%)(b)(e)	200	196,700
3.25%, 09/30/31, (5-year CMT + 2.450%)(b)(e)	400	378,800
5.80%, 03/10/35, (5-year CMT + 2.240%)(b)(e)	400	390,800
Cia de Minas Buenaventura SAA, 6.80%, 02/04/32(a)	200	197,250
Cia. de Minas Buenaventura SAA, 5.50%, 07/23/26(b)	400	396,500
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33(b)	400	437,920
Minsur SA, 4.50%, 10/28/31(b)	200	179,500
Peru LNG SRL, 5.38%, 03/22/30(b)	550	511,106
Petroleos del Peru SA
4.75%, 06/19/32(b)	800	605,500
5.63%, 06/19/47(b)	1,100	693,979
		3,988,055
Philippines — 0.6%
Globe Telecom Inc., 4.20%, (5-year CMT + 5.527%)(b)(d)(e)	400	388,700
JGSH Philippines Ltd., 4.13%, 07/09/30(b)	400	376,000
Manila Water Co. Inc., 4.38%, 07/30/30(b)	200	190,080
Security	Par (000)	Value
Philippines (continued)
Petron Corp., 5.95%, (5-year CMT + 7.574%)(b)(d)(e)	$200	$199,062
San Miguel Corp., 5.50%, (5-year CMT + 10.237%)(b)(d)(e)	200	198,000
San Miguel Global Power Holdings Corp.
8.13%, , (1-year CMT + 6.404%)(b)(d)(e)	200	202,800
8.75%, (5-year CMT + 7.732%)(b)(d)(e)	600	622,125
SMC Global Power Holdings Corp., 5.45%, (5-year CMT + 7.155%)(b)(d)(e)	400	385,150
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(b)	400	398,124
		2,960,041
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(b)	600	540,000
Qatar — 0.0%
Commercial Bank PSQC (The), 4.50%, (5-year CMT + 3.874%)(b)(d)(e)	200	194,404
Saudi Arabia — 0.4%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)	400	379,500
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(b)	400	412,716
Riyad T1 Sukuk Ltd., 5.50%, , (5-year CMT + 1.914%)(b)(d)(e)	200	194,480
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.170%)(b)(d)(e)	600	570,563
Saib Tier 1 Sukuk Ltd., 6.38%, , (5-year CMT + 2.087%)(b)(d)(e)	400	404,000
		1,961,259
Serbia — 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(b)	400	397,108
Singapore — 0.4%
GLP Pte Ltd., 4.50%, (5-year CMT + 3.735%)(b)(d)(e)	600	328,320
Puma International Financing SA, 7.75%, 04/25/29(b)	400	404,500
Singapore Airlines Ltd.
3.00%, 07/20/26(b)	200	194,850
3.38%, 01/19/29(b)	400	379,252
5.25%, 03/21/34(b)	400	409,928
Yinson Production Financial Services Pte Ltd., 9.63%, 05/03/29(a)	200	207,626
		1,924,476
South Africa — 1.0%
Absa Group Ltd., 6.38%, (5-year CMT + 5.411%)(b)(d)(e)	200	197,500
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(b)	600	594,750
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)	400	346,000
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(b)	400	403,500
Sasol Financing USA LLC
4.38%, 09/18/26(c)	400	384,252
5.50%, 03/18/31(c)	600	505,878
6.50%, 09/27/28(c)	400	384,196
8.75%, 05/03/29(b)	500	504,465
Stillwater Mining Co.
4.00%, 11/16/26(b)	200	189,626
4.50%, 11/16/29(b)	400	336,500
Transnet SOC Ltd., 8.25%, 02/06/28(b)	600	610,686
		4,457,353
Supranational — 0.1%
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(b)	400	358,125
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58(b)(i)	900	1,125
		359,250
Switzerland — 0.1%
Consolidated Energy Finance SA
5.63%, 10/15/28(b)	300	267,000
12.00%, 02/15/31(b)	300	307,875

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Switzerland (continued)
Oriflame Investment Holding PLC, 5.13%, 05/04/26(b)	$200	$20,000
		594,875
Tanzania — 0.1%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(b)	400	403,644
Thailand — 0.5%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34, (5-year CMT + 1.900%)(b)(e)	800	729,400
5.00%, (5-year CMT + 4.729%)(d)(e)	400	397,640
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31, (5-year CMT + 1.700%)(b)(e)	600	576,552
Krung Thai Bank PCL/Cayman Islands, 4.40%, (5-year CMT + 3.530%)(b)(d)(e)	400	390,800
		2,094,392
Turkey — 3.2%
Akbank TAS
6.80%, 06/22/31, (5-year CMT + 6.015%)(b)(e)	400	398,500
7.50%, 01/20/30(b)	200	203,876
9.37%, (5-year CMT + 5.270%)(b)(d)(e)	400	413,500
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(b)	400	348,124
Arcelik A/S, 8.50%, 09/25/28(b)	200	206,052
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27(b)	400	399,500
Coca-Cola Icecek A/S, 4.50%, 01/20/29(b)	400	376,684
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(b)	600	613,500
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(b)	200	198,563
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(b)	400	398,000
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(b)	400	413,624
Pegasus Hava Tasimaciligi AS, 8.00%, 09/11/31(b)	400	400,376
QNB Bank AS, 7.25%, 05/21/29(b)	200	207,938
Sisecam U.K. PLC
8.25%, 05/02/29(b)	400	404,000
8.63%, 05/02/32(b)	600	605,250
Turk Telekomunikasyon AS, 7.38%, 05/20/29(b)	200	203,562
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/28(b)	200	194,688
7.45%, 01/24/30(a)	200	201,440
7.65%, 01/24/32(a)	400	403,000
Turkiye Garanti Bankasi AS
7.18%, 05/24/27, (5-year USD ICE Swap + 4.220%)(b)(e)	200	201,812
8.13%, 01/03/35, (5-year CMT + 3.836%)(a)(e)	400	405,500
8.38%, 02/28/34, (5-year CMT + 4.090%)(b)(e)	400	409,500
Turkiye Is Bankasi AS
7.75%, 06/12/29(b)	200	205,000
9.13%, , (5-year CMT + 4.633%)(a)(d)(e)	200	207,250
9.19%, 06/29/28, (5-year USD Swap + 5.117%)(b)(e)	400	424,750
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(b)	200	197,000
8.99%, 10/05/34, (5-year CMT + 4.669%)(b)(e)	600	623,280
9.00%, 10/12/28(b)	400	425,576
10.12%, (5-year CMT + 5.493%)(b)(d)(e)	400	419,088
TVF Varlik Kiralama AS, 6.95%, 01/23/30(b)	400	401,048
Ulker Biskuvi Sanayi AS, 7.88%, 07/08/31(b)	200	202,312
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(b)	400	397,084
WE Soda Investments Holding PLC
9.38%, 02/14/31(b)	200	205,312
9.50%, 10/06/28(b)	800	824,750
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(b)	200	200,626
7.88%, 01/22/31, (5-year CMT + 7.415%)(b)(e)	400	403,120
9.25%, 10/16/28(b)	400	431,252
9.25%, 01/17/34, (5-year CMT + 5.278%)(b)(e)	400	419,000
Security	Par (000)	Value
Turkey (continued)
9.74%, (5-year CMT + 5.499%)(b)(d)(e)	$400	$416,876
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(b)	600	613,800
		14,624,113
Ukraine — 0.1%
Metinvest BV, 7.75%, 10/17/29(b)	200	142,000
MHP Lux SA, 6.95%, 04/03/26(b)	400	380,000
		522,000
United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC, 8.00%, (5-year CMT + 3.524%)(b)(d)(e)	400	425,000
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.059%)(b)(d)(e)	600	630,562
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(b)	400	412,125
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(b)	400	412,875
Arada Sukuk Ltd., 8.13%, 06/08/27(b)	200	206,156
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(b)	200	194,874
Commercial Bank of Dubai PSC, 6.00%, (6-year CMT + 5.597%)(b)(d)(e)	400	398,000
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6-year CMT + 4.077%)(b)(d)(e)	600	585,563
DIB Tier 1 Sukuk 6 Ltd., 5.25%, , (6-year CMT + 1.334%)(b)(d)(e)	400	388,596
DP World Salaam, 6.00%, (5-year CMT + 5.750%)(b)(d)(e)	800	797,680
Emirates NBD Bank PJSC
4.25%, (6-year CMT + 3.155%)(b)(d)(e)	400	384,000
6.13%, (6-year CMT + 3.656%)(b)(d)(e)	600	598,500
6.13%, (6-year CMT + 5.702%)(b)(d)(e)	600	601,500
MAF Global Securities Ltd., 7.88%, (5-year CMT + 4.893%)(b)(d)(e)	400	411,380
Mashreqbank PSC, 7.13%, (5-year CMT + 2.705%)(b)(d)(e)	400	408,200
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(b)(c)	600	534,000
Sobha Sukuk Ltd., 8.75%, 07/17/28(b)	200	202,828
		7,591,839
United Kingdom — 0.9%
Avianca Midco 2 PLC, 9.63%, 02/14/30(a)	200	195,900
Standard Chartered PLC
4.30%, (5-year CMT + 3.135%)(b)(d)(e)	1,000	901,250
4.75%, (5-year CMT + 3.805%)(b)(d)(e)	800	696,000
6.00%, (5-year CMT + 5.661%)(b)(d)(e)	400	400,500
7.63%, , (5-year CMT + 3.023%)(a)(d)(e)	500	501,750
7.75%, (5-year CMT + 4.976%)(b)(d)(e)	800	828,000
7.88%, (5-year CMT + 3.574%)(b)(d)(e)	600	620,280
		4,143,680
United States — 0.2%
Playtika Holding Corp., 4.25%, 03/15/29(b)	400	368,416
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	400	388,920
		757,336
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(b)	381	366,471
Zambia — 0.6%
First Quantum Minerals Ltd.
6.88%, 10/15/27(b)	800	794,760
8.63%, 06/01/31(b)	800	820,000
9.38%, 03/01/29(b)	1,000	1,058,440
		2,673,200
Total Corporate Bonds & Notes — 45.0% (Cost: $214,935,793)		206,711,906
Foreign Government Obligations(j)
Angola — 1.0%
Angolan Government International Bond
8.00%, 11/26/29(b)	1,000	900,630

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Angola (continued)
8.25%, 05/09/28(b)	$1,200	$1,131,000
8.75%, 04/14/32(b)	1,100	976,943
9.13%, 11/26/49(b)	800	644,664
9.38%, 05/08/48(b)	1,000	825,000
		4,478,237
Argentina — 5.6%
Argentine Republic Government International Bond
1.00%, 07/09/29(c)	1,469	1,149,048
1.75%, 07/09/30(k)	8,655	6,482,326
4.88%, 07/09/41(c)(k)	6,469	4,089,616
5.00%, 07/09/35(c)(k)	12,300	8,338,170
5.00%, 01/09/38(c)(k)	6,971	5,020,997
5.00%, 07/09/46(k)	1,169	785,598
		25,865,755
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(b)	750	648,750
Bahrain — 2.2%
Bahrain Government International Bond
5.25%, 01/25/33(b)	600	543,552
5.45%, 09/16/32(b)	600	557,250
5.63%, 09/30/31(b)	600	566,250
5.63%, 05/18/34(b)	600	550,530
6.00%, 09/19/44(b)	800	677,500
6.75%, 09/20/29(b)	800	814,000
7.00%, 10/12/28(b)	1,100	1,130,591
7.38%, 05/14/30(b)	600	624,024
7.50%, 02/12/36(b)	600	622,875
7.75%, 04/18/35(b)	600	633,378
CBB International Sukuk Programme Co.
3.88%, 05/18/29(b)	550	506,000
3.95%, 09/16/27(b)	500	477,950
4.50%, 03/30/27(b)	600	584,625
6.25%, 10/18/30(b)	600	612,168
CBB International Sukuk Programme Co. WLL
5.88%, 06/05/32(a)	800	799,500
6.00%, 02/12/31(b)	600	604,854
		10,305,047
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(b)	600	373,020
Brazil — 4.6%
Brazilian Government International Bond
3.75%, 09/12/31(c)	950	820,325
3.88%, 06/12/30(c)	2,100	1,880,340
4.50%, 05/30/29(c)	1,200	1,138,560
4.63%, 01/13/28(c)	2,000	1,949,200
4.75%, 01/14/50(c)	2,450	1,691,921
5.00%, 01/27/45(c)	2,100	1,573,950
5.63%, 01/07/41(c)	1,300	1,130,961
5.63%, 02/21/47	1,800	1,438,200
6.00%, 04/07/26(c)	1,200	1,210,764
6.00%, 10/20/33(c)	1,400	1,339,100
6.13%, 01/22/32	1,300	1,270,880
6.13%, 03/15/34	1,200	1,147,620
6.25%, 03/18/31	1,200	1,195,560
7.13%, 01/20/37(c)	1,050	1,082,025
7.13%, 05/13/54(c)	1,300	1,221,480
8.25%, 01/20/34	800	882,120
		20,973,006
Colombia — 4.3%
Colombia Government International Bond
3.00%, 01/30/30	900	753,300
3.13%, 04/15/31	1,600	1,275,712
3.25%, 04/22/32	1,200	924,000
3.88%, 04/25/27(c)	1,000	961,500
Security	Par (000)	Value
Colombia (continued)
3.88%, 02/15/61(c)	$800	$416,800
4.13%, 02/22/42	600	380,700
4.13%, 05/15/51(c)	1,000	574,500
4.50%, 03/15/29(c)	1,200	1,116,000
5.00%, 06/15/45(c)	2,800	1,890,700
5.20%, 05/15/49(c)	1,650	1,113,750
5.63%, 02/26/44(c)	1,400	1,042,300
6.13%, 01/18/41(c)	1,500	1,224,000
7.38%, 09/18/37(c)	1,050	1,004,882
7.50%, 02/02/34(c)	1,400	1,386,574
7.75%, 11/07/36	1,200	1,173,600
8.00%, 04/20/33(c)	1,089	1,115,702
8.00%, 11/14/35	1,200	1,210,476
8.38%, 11/07/54	1,000	972,000
8.75%, 11/14/53	1,200	1,212,600
		19,749,096
Costa Rica — 0.9%
Costa Rica Government International Bond
6.13%, 02/19/31(b)(c)	800	805,600
6.55%, 04/03/34(b)	800	817,800
7.00%, 04/04/44(b)	650	662,799
7.16%, 03/12/45(b)	800	828,400
7.30%, 11/13/54(b)	895	936,617
		4,051,216
Dominican Republic — 3.0%
Dominican Republic International Bond
4.50%, 01/30/30(b)	1,150	1,061,162
4.88%, 09/23/32(b)	1,850	1,664,075
5.30%, 01/21/41(b)	850	725,900
5.50%, 02/22/29(b)	1,150	1,123,837
5.88%, 01/30/60(b)	1,950	1,673,587
5.95%, 01/25/27(b)	1,050	1,051,082
6.00%, 07/19/28(b)	800	797,744
6.00%, 02/22/33(b)	1,150	1,117,018
6.40%, 06/05/49(b)	1,000	947,400
6.50%, 02/15/48(b)	600	576,750
6.85%, 01/27/45(b)	1,200	1,196,100
7.05%, 02/03/31(b)	725	747,475
7.45%, 04/30/44(b)	950	1,005,205
		13,687,335
Ecuador — 1.2%
Ecuador Government International Bond
0.00%, 07/31/30(b)(i)	632	400,421
6.90%, 07/31/30(b)(k)	1,874	1,447,082
6.90%, 07/31/35(b)(k)	3,874	2,533,021
6.90%, 07/31/40(b)(k)	1,853	1,090,546
		5,471,070
Egypt — 2.3%
Egypt Government International Bond
5.80%, 09/30/27(b)	600	566,394
5.88%, 02/16/31(b)	1,000	851,790
6.59%, 02/21/28(b)	800	765,288
7.05%, 01/15/32(b)	600	525,870
7.30%, 09/30/33(b)	700	600,712
7.50%, 01/31/27(b)	1,200	1,191,000
7.50%, 02/16/61(b)	800	566,856
7.60%, 03/01/29(b)	1,000	973,940
7.63%, 05/29/32(b)	1,200	1,073,892
7.90%, 02/21/48(b)	1,050	795,742
8.50%, 01/31/47(b)	1,500	1,200,705
8.70%, 03/01/49(b)	800	651,064
8.88%, 05/29/50(b)	1,200	986,988
		10,750,241

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
El Salvador — 0.3%
El Salvador Government International Bond
9.25%, 04/17/30(b)	$600	$633,930
9.65%, 11/21/54(b)	600	639,066
		1,272,996
Ghana — 0.7%
Ghana Government International Bond
6.00%, 07/03/29(b)(k)	1,595	1,421,711
6.00%, 07/03/35(b)(k)	2,627	1,914,834
		3,336,545
Guatemala — 0.3%
Guatemala Government Bond
6.13%, 06/01/50(b)(c)	900	799,043
6.60%, 06/13/36(b)	600	592,500
		1,391,543
Iraq — 0.1%
Iraq International Bond, 5.80%, 01/15/28(b)	547	538,330
Ivory Coast — 0.5%
Ivory Coast Government International Bond
6.13%, 06/15/33(b)	800	716,000
7.63%, 01/30/33(b)	600	586,128
8.25%, 01/30/37(b)	1,000	972,810
		2,274,938
Jamaica — 0.6%
Jamaica Government International Bond
6.75%, 04/28/28(c)	700	714,875
7.88%, 07/28/45(c)	1,100	1,266,100
8.00%, 03/15/39(c)	800	924,400
		2,905,375
Jordan — 0.6%
Jordan Government International Bond
5.75%, 01/31/27(b)	600	588,375
5.85%, 07/07/30(b)	700	645,911
7.38%, 10/10/47(b)	600	534,936
7.50%, 01/13/29(b)	800	797,448
		2,566,670
Kenya — 0.7%
Republic of Kenya Government International Bond
6.30%, 01/23/34(b)	600	477,188
7.25%, 02/28/28(b)	600	573,000
8.00%, 05/22/32(b)	800	729,440
8.25%, 02/28/48(b)	600	496,500
9.75%, 02/16/31(b)	800	793,000
		3,069,128
Lebanon — 0.2%
Lebanon Government International Bond
6.00%, 01/27/23(b)(g)(h)	500	79,500
6.10%, 10/04/24(b)(g)(h)	730	116,070
6.60%, 11/27/26(b)(g)	960	152,640
6.65%, 02/26/30(b)(g)(h)	860	136,740
6.75%, 11/29/27(b)(g)(h)	720	114,480
6.85%, 03/23/27(b)(g)(h)	700	111,300
7.00%, 03/23/32(b)(g)	525	83,475
		794,205
Morocco — 0.6%
Morocco Government International Bond
3.00%, 12/15/32(b)	600	492,186
4.00%, 12/15/50(b)	800	542,752
5.95%, 03/08/28(b)	800	807,000
6.50%, 09/08/33(b)	700	720,699
		2,562,637
Nigeria — 1.8%
Nigeria Government International Bond
6.13%, 09/28/28(b)	800	735,624
6.50%, 11/28/27(b)	800	766,752
7.14%, 02/23/30(b)	700	643,566
7.38%, 09/28/33(b)	1,000	867,370
Security	Par (000)	Value
Nigeria (continued)
7.63%, 11/28/47(b)	$800	$623,000
7.70%, 02/23/38(b)	800	661,984
7.88%, 02/16/32(b)	1,000	914,790
8.25%, 09/28/51(b)	800	650,752
8.38%, 03/24/29(b)	800	781,696
8.75%, 01/21/31(b)	600	586,686
10.38%, 12/09/34(a)	800	826,920
		8,059,140
Oman — 2.7%
Oman Government International Bond
4.75%, 06/15/26(b)	1,400	1,391,250
5.38%, 03/08/27(b)	950	948,926
5.63%, 01/17/28(b)	1,400	1,407,000
6.00%, 08/01/29(b)	1,400	1,422,764
6.25%, 01/25/31(b)	1,000	1,031,960
6.50%, 03/08/47(b)	1,200	1,186,392
6.75%, 10/28/27(b)	800	827,096
6.75%, 01/17/48(b)	1,800	1,834,506
7.00%, 01/25/51(b)	600	629,130
7.38%, 10/28/32(b)	600	661,410
Oman Sovereign Sukuk Co., 4.88%, 06/15/30(b)	1,000	989,640
		12,330,074
Pakistan — 0.6%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(b)	600	560,628
Pakistan Government International Bond
6.00%, 04/08/26(b)	700	677,250
6.88%, 12/05/27(b)	950	881,125
7.38%, 04/08/31(b)	800	691,800
		2,810,803
Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31(b)	600	577,688
5.40%, 03/30/50(b)	800	677,752
6.10%, 08/11/44(b)	600	567,600
		1,823,040
Senegal — 0.4%
Senegal Government International Bond
6.25%, 05/23/33(b)	700	576,625
6.75%, 03/13/48(b)	600	418,500
7.75%, 06/10/31(b)	700	641,375
		1,636,500
Serbia — 0.5%
Serbia International Bond
2.13%, 12/01/30(b)	735	602,471
6.00%, 06/12/34(b)	1,000	991,950
6.50%, 09/26/33(b)	700	723,406
		2,317,827
South Africa — 2.4%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,400	1,312,500
4.85%, 09/27/27(c)	600	585,750
4.85%, 09/30/29	1,100	1,027,125
4.88%, 04/14/26(c)	804	796,965
5.00%, 10/12/46(c)	600	414,000
5.38%, 07/24/44(c)	700	524,713
5.65%, 09/27/47(c)	1,000	745,000
5.75%, 09/30/49	1,750	1,308,125
5.88%, 06/22/30	900	865,125
5.88%, 04/20/32(c)	800	753,000
7.10%, 11/19/36(b)	1,300	1,266,850
7.30%, 04/20/52	900	811,125
7.95%, 11/19/54(b)	900	859,275
		11,269,553

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sri Lanka — 0.9%
Sri Lanka Government International Bond
3.35%, 01/15/30(b)(k)	$590	$514,441
3.35%, 03/15/33(a)(k)	50	39,612
4.00%, 04/15/28(b)	918	856,126
8.75%, 03/15/33(b)(k)	1,158	917,559
9.25%, 06/15/35(b)(k)	782	550,650
9.50%, 05/15/36(b)(k)	300	242,955
9.75%, 02/15/38(b)(k)	1,086	888,731
		4,010,074
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(b)	600	588,000
Turkey — 10.0%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(b)	1,600	1,583,872
6.50%, 04/26/30(b)	1,400	1,388,800
7.25%, 02/24/27(b)	1,800	1,836,000
8.51%, 01/14/29(b)	1,700	1,810,330
Turkey Government International Bond
4.25%, 04/14/26(c)	900	887,760
4.88%, 10/09/26(c)	1,900	1,875,656
5.13%, 02/17/28(c)	1,200	1,167,756
5.25%, 03/13/30(c)	1,200	1,125,552
5.88%, 06/26/31(c)	1,100	1,039,500
5.95%, 01/15/31(c)	1,400	1,333,066
6.00%, 03/25/27(c)	1,900	1,907,999
6.13%, 10/24/28(c)	1,700	1,694,156
6.50%, 09/20/33(c)	900	861,597
7.63%, 04/26/29(c)	1,800	1,868,062
7.63%, 05/15/34(c)	1,800	1,846,687
8.00%, 02/14/34(c)	950	1,012,047
8.60%, 09/24/27	1,300	1,388,348
9.13%, 07/13/30(c)	1,500	1,665,000
9.38%, 03/14/29(c)	1,500	1,654,688
9.88%, 01/15/28(c)	2,200	2,428,250
Turkiye Government International Bond
4.88%, 04/16/43(c)	1,770	1,266,103
5.75%, 05/11/47(c)	2,200	1,694,484
6.00%, 01/14/41(c)	1,900	1,596,000
6.50%, 01/03/35	2,100	1,986,768
6.63%, 02/17/45(c)	1,800	1,558,688
6.75%, 05/30/40(c)	1,300	1,198,438
6.88%, 03/17/36(c)	1,700	1,640,500
7.13%, 07/17/32(c)	1,000	999,380
7.25%, 03/05/38(c)	600	609,188
9.38%, 01/19/33(c)	1,600	1,808,500
11.88%, 01/15/30(c)	900	1,118,250
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(b)	200	198,528
		46,049,953
Ukraine — 1.1%
Ukraine Government International Bond
6.00%, 02/01/29(b)(k)	714	502,014
7.75%, 02/01/34(b)(k)	3,031	1,561,045
7.75%, 02/01/35(b)(k)	2,863	1,652,564
7.75%, 02/01/36(b)(k)	2,377	1,359,633
		5,075,256
United Arab Emirates — 1.2%
Emirate of Dubai Government International Bond
3.90%, 09/09/50(b)	800	570,250
5.25%, 01/30/43(b)	600	570,186
Finance Department Government of Sharjah
4.00%, 07/28/50(b)	700	447,874
Security	Par (000)	Value
United Arab Emirates (continued)
6.13%, 03/06/36(b)	$600	$588,750
6.50%, 11/23/32(b)	500	513,440
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(b)	600	565,752
3.23%, 10/23/29(b)	500	449,645
3.85%, 04/03/26(b)	600	589,686
4.23%, 03/14/28(b)	800	769,216
5.43%, 04/17/35(b)	600	585,564
		5,650,363
Zambia — 0.3%
Zambia Government International Bond
0.50%, 12/31/53(b)	862	523,550
7.50%, 06/30/33(b)(k)	825	732,250
		1,255,800
Total Foreign Government Obligations — 52.3% (Cost: $249,267,895)		239,941,523
Total Long-Term Investments — 97.3% (Cost: $464,203,688)		446,653,429
	Shares
Short-Term Securities
Money Market Funds — 18.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(l)(m)(n)	77,718,459	77,757,318
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(l)(m)	5,460,000	5,460,000
Total Short-Term Securities — 18.1% (Cost: $83,219,683)		83,217,318
Total Investments — 115.4% (Cost: $547,423,371)		529,870,747
Liabilities in Excess of Other Assets — (15.4)%		(70,833,056)
Net Assets — 100.0%		$459,037,691

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	All or a portion of this security is on loan.
(d)	Perpetual security with no stated maturity date.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Zero-coupon bond.
(j)	U.S. dollar denominated security issued by foreign domiciled entity.
(k)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$62,126,596	$15,643,887 (a)	$—	$22,227	$(35,392)	$77,757,318	77,718,459	$109,605 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,920,000	—	(460,000)(a)	—	—	5,460,000	5,460,000	47,407	—
				$22,227	$(35,392)	$83,217,318		$157,012	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$206,711,906	$—	$206,711,906
Foreign Government Obligations	—	239,941,523	—	239,941,523
Short-Term Securities
Money Market Funds	83,217,318	—	—	83,217,318
	$83,217,318	$446,653,429	$—	$529,870,747

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
PJSC	Public Joint Stock Company